Borrowings - Schedule of Borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
CURRENT
Bank borrowings – unsecured	$ 20,298	¥ 138,248	¥ 124,580
Long-term borrowing – secured, current portion			1,474
Subtotal	20,298	138,248	126,054
NON-CURRENT
Long-term borrowing – secured	549	3,738
Subtotal	549	3,738
Total	$ 20,847	¥ 141,986	¥ 126,054